Statement of Operations - Details (Details) - USD ($)	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Revenues
Crowdfunding	$ 505,605	$ 77,205
Incubation Service	1,380,131	1,104,321
Finder's Fee Service
Total	1,885,736	1,181,526
Operating expenses
Legal & Professional Fees	308,251	368,094
Wages & Salaries	536,303	120,343
Travel Expenses	142,429	18,112
Depreciation & Amortization	18,691	12,664
IT & Data Services	112,705	16,028
Rent Expense	113,484
Office Expense	5,537
Business Taxes and Surcharges	9,263	8,290
Meals & Entertainment	29,925
Advertising	222	0
Other	38,133	44,059
Total	$ 1,314,943	$ 587,590